STOCKHOLDERS' EQUITY AOCI (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Total stockholders' equity, Beginning of Period	$ 1,912.0	$ 2,039.1	$ 2,214.8
Net other comprehensive income (loss)	(130.2)	(219.9)	(313.4)
Total stockholders' equity, End of Period	1,521.2	1,912.0	2,039.1
Accumulated Foreign Currency Adjustment Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Total stockholders' equity, Beginning of Period	(492.7)	(245.5)	(7.9)
Net other comprehensive income (loss)	(122.6)	(247.2)	(237.6)
Total stockholders' equity, End of Period	(615.3)	(492.7)	(245.5)
Derivative Hedging Adjustment
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Total stockholders' equity, Beginning of Period	2.3	(0.7)	2.7
Net other comprehensive income (loss)	(4.7)	3.0	(3.4)
Total stockholders' equity, End of Period	(2.4)	2.3	(0.7)
Tax benefit included in accumulated other comprehensive income	0.7
Debt and Equity Securities Adjustment
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Total stockholders' equity, Beginning of Period	(6.3)	1.6	0.0
Net other comprehensive income (loss)	6.9	(7.9)	1.6
Total stockholders' equity, End of Period	0.6	(6.3)	1.6
Accumulated Defined Benefit Plans Adjustment Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Total stockholders' equity, Beginning of Period	(152.9)	(185.2)	(111.3)
Net other comprehensive income (loss)	(9.4)	32.3	(73.9)
Total stockholders' equity, End of Period	(162.3)	(152.9)	(185.2)
Tax benefit included in accumulated other comprehensive income	59.9
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Total stockholders' equity, Beginning of Period	(649.6)	(429.8)	(116.5)
Net other comprehensive income (loss)	(129.8)	(219.8)	(313.3)
Total stockholders' equity, End of Period	(779.4)	(649.6)	(429.8)
Cumulative Translation Adjustment
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Total stockholders' equity, Beginning of Period	0.7	0.8	0.9
Net other comprehensive income (loss)	(0.4)	(0.1)	(0.1)
Total stockholders' equity, End of Period	0.3	0.7	0.8
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Noncontrolling Interest [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Total stockholders' equity, Beginning of Period	0.0	0.0	0.0
Net other comprehensive income (loss)	0.0	0.0	0.0
Total stockholders' equity, End of Period	0.0	0.0	0.0
Debt and Equity Securities Adjustment
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Total stockholders' equity, Beginning of Period	0.0	0.0	0.0
Net other comprehensive income (loss)	0.0	0.0	0.0
Total stockholders' equity, End of Period	0.0	0.0	0.0
Accumulated Defined Benefit Plans Adjustment Attributable to Noncontrolling Interest [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Total stockholders' equity, Beginning of Period	0.0	0.0	0.0
Net other comprehensive income (loss)	0.0	0.0	0.0
Total stockholders' equity, End of Period	0.0	0.0	0.0
AOCI Attributable to Noncontrolling Interest [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Total stockholders' equity, Beginning of Period	0.7	0.8	0.9
Net other comprehensive income (loss)	(0.4)	(0.1)	(0.1)
Total stockholders' equity, End of Period	0.3	0.7	0.8
Accumulated Foreign Currency Adjustment Including Portion Attributable to Noncontrolling Interest [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Total stockholders' equity, Beginning of Period	(492.0)	(244.7)	(7.0)
Other comprehensive income before reclassifications	(121.1)	(247.3)
Amounts reclassified from AOCI	(1.9)	0.0
Net other comprehensive income (loss)	(123.0)	(247.3)	(237.7)
Total stockholders' equity, End of Period	(615.0)	(492.0)	(244.7)
Derivative Hedging Adjustment
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Total stockholders' equity, Beginning of Period	2.3	(0.7)	2.7
Other comprehensive income before reclassifications	(5.7)	9.2
Amounts reclassified from AOCI	1.0	(6.2)
Net other comprehensive income (loss)	(4.7)	3.0	(3.4)
Total stockholders' equity, End of Period	(2.4)	2.3	(0.7)
Accumulated Net Investment Gain (Loss) Including Portion Attributable to Noncontrolling Interest [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Total stockholders' equity, Beginning of Period	(6.3)	1.6	0.0
Other comprehensive income before reclassifications	3.9	(7.9)
Amounts reclassified from AOCI	3.0	0.0
Net other comprehensive income (loss)	6.9	(7.9)	1.6
Total stockholders' equity, End of Period	0.6	(6.3)	1.6
Pension Liability Adjustment
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Total stockholders' equity, Beginning of Period	(152.9)	(185.2)	(111.3)
Other comprehensive income before reclassifications	(16.1)	22.7
Amounts reclassified from AOCI	6.7	9.6
Net other comprehensive income (loss)	(9.4)	32.3	(73.9)
Total stockholders' equity, End of Period	(162.3)	(152.9)	(185.2)
AOCI Including Portion Attributable to Noncontrolling Interest [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Total stockholders' equity, Beginning of Period	(648.9)	(429.0)	(115.6)
Other comprehensive income before reclassifications	(139.0)	(223.3)
Amounts reclassified from AOCI	8.8	3.4
Net other comprehensive income (loss)	(130.2)	(219.9)	(313.4)
Total stockholders' equity, End of Period	$ (779.1)	$ (648.9)	$ (429.0)